UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2012

Date of reporting period:	2/29/2012

Item 1.	Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 29, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS
Capital Markets — 16.7%
931,383	Aberdeen Asset Management PLC (United Kingdom)	$ 3,566,513
292,933	EFG International AG (Switzerland)*	2,729,552
290,231	GAM Holding AG (Switzerland)	3,833,603
42,100	Goldman Sachs Group, Inc. (The)	4,847,394
186,455	Julius Baer Group Ltd. (Switzerland)	7,306,101
2,146,236	Man Group PLC (United Kingdom)	4,469,476
301,600	Matsui Securities Co. Ltd. (Japan)	1,884,768
280,325	UBS AG (Switzerland)*	3,919,654

		32,557,061

Commercial Banks — 50.4%
805,300	Banco Santander Brasil SA (Brazil), ADR(a)	8,600,604
222,100	BancorpSouth, Inc.(a)	2,629,664
686,700	Bangkok Bank PCL (Thailand)	4,401,778
59,735	BankNordik P/F (Faroe Islands)	717,197
9,868	Banque Cantonale Vaudoise (Switzerland)	5,202,869
280,600	BB&T Corp.(a)	8,207,550
35,468	Citizens & Northern Corp.	705,813
86,920	Citizens Republic Bancorp, Inc.*	1,189,935
527,343	DnB NOR ASA (Norway)	6,769,396
16,651	Gronlandsbanken (Denmark)	1,235,308
176,900	Itau Unibanco Holding SA (Brazil)	3,780,597
887,778	Karnataka Bank Ltd. (India)	1,834,971
1,396,360	Metropolitan Bank & Trust (Philippines)	2,645,425
1,509,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	7,796,531
114,400	National Bank of Canada (Canada)	8,911,973
1,074,700	Regions Financial Corp.	6,190,272
333,096	Standard Chartered PLC (United Kingdom)	8,571,427
172,000	SunTrust Banks, Inc.	3,949,120
84,900	Toronto-Dominion Bank (The) (Canada)	6,935,638
1,830,598	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	2,281,315
178,800	Wells Fargo & Co.	5,594,652

		98,152,035

Diversified Financial Services — 5.4%
260,700	Citigroup, Inc.	8,686,524
76,200	IBJ Leasing Co. Ltd. (Japan)	1,765,095

		10,451,619

Insurance — 15.8%
867,675	Ageas (Belgium)	1,842,674
263,892	AXA SA (France)	4,255,926
597,874	Discovery Holdings Ltd. (South Africa)	3,893,529

275,032	FBD Holdings PLC (Ireland)	3,138,438
257,100	Hartford Financial Services Group, Inc. (The)	5,324,541
323,017	Jardine Lloyd Thompson Group PLC (United Kingdom)	3,607,463
200,865	National Financial Partners Corp.*(a)	3,065,200
486,328	Storebrand ASA (Norway)	2,330,971
124,500	Unum Group	2,869,725
16,200	XL Group PLC (Ireland)	336,960

		30,665,427

IT Services — 5.9%
58,820	Cielo SA (Brazil)	2,095,564
287,700	Lender Processing Services, Inc.	6,340,908
145,100	Redecard SA (Brazil)	3,021,561

		11,458,033

	TOTAL LONG-TERM INVESTMENTS (cost $156,599,345)	183,284,175

SHORT-TERM INVESTMENT — 14.0%
Affiliated Money Market Mutual Fund
27,226,143	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,226,143; includes $15,655,804 of cash collateral received for securities on loan)(b)(c)	27,226,143

	TOTAL INVESTMENTS — 108.2% (cost $183,825,488)(d)	210,510,318
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2%)	(15,984,670)

	NET ASSETS — 100.0%	$194,525,648

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,975,478; cash collateral of $15,655,804 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$184,447,898	$32,060,456	$(5,998,036)	$26,062,420

The difference between book basis and the tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Belgium	$1,842,674	$—	$—
Brazil	17,498,326	—	—
Canada	15,847,611	—	—
Denmark	1,235,308	—	—
Faroe Islands	717,197	—	—
France	4,255,926	—	—
India	1,834,971	—	—
Ireland	3,475,398	—	—
Japan	11,446,394	—	—
Norway	9,100,367	—	—
Philippines	2,645,425	—	—
South Africa	3,893,529	—	—
Switzerland	22,991,779	—	—
Thailand	4,401,778	—	—
Turkey	2,281,315	—	—
United Kingdom	20,214,879	—	—
United States	59,601,298	—	—
Affiliated Money Market Mutual Fund	27,226,143	—	—

Total	$210,510,318	$—	$—

Fair value of Level 2 investments at 11/30/2011 was $74,645,120, which was a result of valuing investments using third party vendor modeling tools. An amount of $72,474,371 was transferred from Level 2 into Level 1 at 2/29/2012 as a result of using quoted prices for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 were as follows:

United States (including 8.0% of collateral received for securities on loan)	44.6%
Switzerland	11.8
United Kingdom	10.4
Brazil	9.0

Canada	8.1
Japan	5.9
Norway	4.7
Thailand	2.3
France	2.2
South Africa	2.0
Ireland	1.8
Philippines	1.4
Turkey	1.2
Belgium	0.9
India	0.9
Denmark	0.6
Faroe Islands	0.4

108.2
Liabilities in excess of other assets	(8.2)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 29, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 83.7%
COMMON STOCKS — 82.5%
Biotechnology — 39.7%
298,673	Aegerion Pharmaceuticals, Inc.*	$ 4,996,799
906,200	Alexion Pharmaceuticals, Inc.*	75,876,126
2,978,330	Amarin Corp. PLC (Ireland), ADR*(a)	23,082,058
371,319	Ardea Biosciences, Inc.*(a)	7,916,521
1,890,252	Ariad Pharmaceuticals, Inc.*(a)	27,106,214
1,241,172	BioMarin Pharmaceutical, Inc.*(a)	44,371,899
181,009	Celgene Corp.*	13,272,485
2,066,236	Celldex Therapeutics, Inc.*(a)	7,831,034
233,461	ChemoCentryx, Inc.*	2,390,641
700,000	ChemoCentryx, Inc., Private Placement (original cost $4,900,000; purchased 06/13/06)*(b)(c)	6,851,413
308,909	Cytori Therapeutics, Inc.*(a)	1,003,954
2,295,556	Dynavax Technologies Corp.*(a)	9,641,335
1,270,982	Incyte Corp. Ltd.*(a)	21,555,855
441,366	Medivation, Inc.*	28,913,887
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 03/24/06)*(b)(c)	7,684,096
1,183,047	Neurocrine Biosciences, Inc.*	9,310,580
533,334	Puma Biotechnology, Inc., Private Placement (original cost $2,000,003; purchased 10/04/2011)*(b)(c)	2,566,636
465,742	QLT, Inc.*	3,530,324
94,627	Regeneron Pharmaceuticals, Inc.*(a)	9,915,963
432,046	Rigel Pharmaceuticals, Inc.*	4,320,460
155,474	Synageva BioPharma Corp.*(a)	5,802,290
597,605	Targacept, Inc.*	4,075,666
1,143,620	Tranzyme, Inc.*(a)	5,763,845
358,309	United Therapeutics Corp.*	17,102,089
237,800	Verastem, Inc.*	2,758,480
773,258	Vertex Pharmaceuticals, Inc.*	30,095,201

		377,735,851

Healthcare Equipment & Supplies — 2.5%
3,246,111	Biosensors International Group Ltd. (Singapore)*	3,789,487
685,000	Derma Sciences, Inc.*	6,007,450
155,615	GenMark Diagnostics, Inc.*	647,358
85,519	Gen-Probe, Inc.*	5,839,237
39,373	HeartWare International, Inc.*(a)	2,884,466
202,999	Tornier NV*(a)	4,770,477

		23,938,475

Healthcare Providers & Services — 17.1%
189,253	Acadia Healthcare Co., Inc.*(a)	2,647,649

188,057	Aetna, Inc.(a)	8,793,545
192,004	AMERIGROUP Corp.*(a)	13,042,832
95,923	Catalyst Health Solutions, Inc.*	5,949,144
304,391	Centene Corp.*	14,854,281
242,979	CIGNA Corp.	10,717,804
693,734	Express Scripts, Inc.*(a)	36,996,834
258,831	HealthSouth Corp.*	5,269,799
49,589	Humana, Inc.	4,319,202
207,653	Molina Healthcare, Inc.*(a)	7,051,896
321,769	Odontoprev SA (Brazil)	5,559,404
42,700	Sinopharm Group Co., Ltd. (China) (Class H Stock), 144A	116,161
659,357	UnitedHealth Group, Inc.	36,759,153
238,929	Universal Health Services, Inc. (Class B Stock)	10,658,623

		162,736,327

Life Sciences Tools & Services — 1.1%
153,040	Illumina, Inc.*	7,843,300
220,686	WuXi PharmaTech Cayman, Inc. (China), ADR*	2,853,470

		10,696,770

Pharmaceuticals — 22.1%
141,523	Allergan, Inc.	12,679,046
249,336	Auxilium Pharmaceuticals, Inc.*	4,926,879
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A*(b)	17,561,899
4,620,580	CFR Pharmaceuticals SA (Chile)*(b)	1,111,693
1,814,010	Corcept Therapeutics, Inc.*(a)	7,129,059
1,462,646	Elan Corp. PLC (Ireland), ADR*	18,283,075
956,265	Hikma Pharmaceuticals PLC (United Kingdom)(a)	11,151,202
1,164,713	Impax Laboratories, Inc.*	27,196,049
915,613	MAP Pharmaceuticals, Inc.*	14,695,589
252,073	Medicines Co. (The)*	5,401,924
626,816	Mylan, Inc.*	14,692,567
101,064	Novo Nordisk A/S (Denmark), ADR(a)	14,182,311
196,076	Sagent Pharmaceuticals, Inc.*(a)	4,252,888
239,042	Salix Pharmaceuticals Ltd.*(a)	11,789,552
176,615	Shire PLC (Ireland), ADR	18,482,760
12,460,098	Sino Biopharmaceutical (Hong Kong)	3,453,909
540,154	Ventrus Biosciences, Inc.*	5,768,845
291,921	Watson Pharmaceuticals, Inc.*	17,024,833

		209,784,080

	TOTAL COMMON STOCKS (cost $507,063,540)	784,891,503

PREFERRED STOCKS — 1.0%
Healthcare Equipment & Supplies — 0.3%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 05/23/08)*(b)(c)	1,767,588
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 05/23/08)*(b)(c)	1,446,208

		3,213,796

Pharmaceuticals — 0.7%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)*(b)(c)	4,288,806
1,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/08/11-07/27/11)*(b)(c)	2,339,348

		6,628,154

	TOTAL PREFERRED STOCKS (cost $9,188,200)	9,841,950

Units
WARRANTS(d) — 0.2%
Biotechnology — 0.1%
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)*(b)(c)	976,868
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)*(b)(c)	3,872
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)*(b)(c)	154,457
2,075,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)*(b)(c)	38,387

		1,173,584

Healthcare Equipment & Supplies — 0.1%
342,500	Derma Sciences, Inc., expiring 06/22/16, Private Placement (original cost $47,950; purchased 06/17/11)*(b)(c)	338,322
226,804	EnteroMedics, Inc., expiring 02/20/13, Private Placement (original cost $170,103; purchased 02/20/09)*(b)(c)	0
600,000	Lombard Medical Technologies Ltd. (United Kingdom), Warrant B, expiring 06/15/12, Private Placement (United Kingdom) (original cost $0; purchased 07/10/07)*(b)(c)	0
787,690	Sanuwave Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)*(b)(c)	12,603

		350,925

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)*(b)(c)	0

	TOTAL WARRANTS (cost $274,537)	1,524,509

	TOTAL LONG-TERM INVESTMENTS (cost $516,526,277)	796,257,962

Shares
SHORT-TERM INVESTMENT — 35.5%
Affiliated Money Market Mutual Fund
337,932,924	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $337,932,924; includes $182,664,098 of cash collateral received for securities on loan)(e)(f)	337,932,924

	TOTAL INVESTMENTS — 119.2% (cost $854,459,201)(g)	1,134,190,886
	LIABILITIES IN EXCESS OF OTHER ASSETS — (19.2%)	(182,711,263)

	NET ASSETS — 100.0%	$ 951,479,623

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,424,749; cash collateral of $182,664,098 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $20,685,044. The aggregate value of $28,468,604 is approximately 3.0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2012.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment
Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$855,408,380	$290,318,092	$(11,535,586)	$278,782,506

The difference between book basis and the tax basis were primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$767,789,358	$—	$17,102,145
Preferred Stocks	—	—	9,841,950
Warrants	—	—	1,524,509
Affiliated Money Market Mutual Fund	337,932,924	—	—

Total	$1,105,722,282	$—	$28,468,604

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/11	$9,213,537	$15,241,000	$1,536,471
Realized gain (loss)	—	—	(31,836)
Change in unrealized appreciation (depreciation)*	2,988,608	(499,050)	19,874
Purchases	4,900,000	—	—
Sales	—	(4,900,000)	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 02/29/12	$17,102,145	$9,841,950	$1,524,509

*	Of which, $1,520,886 was included in Net Assets relating to securities held at the reporting period end.

Prudential Jennison Utility Fund

Schedule of Investments

as of February 29, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.0%
Construction & Engineering — 1.4%
848,577	Chicago Bridge & Iron Co. NV	$ 39,475,802

Diversified Telecommunication Services — 1.8%
1,276,067	City Telecom HK Ltd. (Hong Kong), ADR(a)	16,410,222
6,749,244	Frontier Communications Corp.(a)	30,979,030
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*(a)	2,883,140

		50,272,392

Electric Utilities — 25.0%
1,099,563	American Electric Power Co., Inc.	41,354,565
2,129,849	Cia Energetica de Minas Gerais (Brazil), ADR(a)	48,624,453
2,063,513	Edison International	86,399,289
1,700,061	Exelon Corp.(a)	66,421,383
1,591,042	FirstEnergy Corp.	70,467,250
2,028,023	Great Plains Energy, Inc.	40,114,295
843,294	ITC Holdings Corp.	63,651,831
1,244,079	Northeast Utilities	44,662,436
2,835,550	NV Energy, Inc.	44,461,424
2,942,937	PPL Corp.(a)	84,020,851
2,634,607	SSE PLC (United Kingdom)	54,068,584
973,493	UIL Holdings Corp.	34,315,628
370,068	UniSource Energy Corp.	13,614,802

		692,176,791

Gas Utilities — 3.3%
1,090,285	ONEOK, Inc.	90,101,152

Independent Power Producers & Energy Traders — 13.0%
5,030,930	AES Corp. (The)*	68,219,411
4,683,235	Calpine Corp.*	71,700,328
6,303,216	China Hydroelectric Corp. (China), ADR*	10,778,499
12,104,850	GenOn Energy, Inc.*	29,777,931
12,340,006	International Power PLC (United Kingdom)	67,905,566
1,576,228	MPX Energia SA (Brazil), 144A*(b)	44,012,306
1,888,262	NRG Energy, Inc.*(a)	32,289,280
1,972,676	Tractebel Energia SA (Brazil)	35,013,635

		359,696,956

Internet Software & Services — 1.6%
871,158	Rackspace Hosting, Inc.*(a)	45,509,294

Media — 2.2%
2,036,320	Comcast Corp. (Class A Stock)	59,827,082

Multi-Utilities — 20.9%
1,022,697	Alliant Energy Corp.	43,607,800
3,264,182	CenterPoint Energy, Inc.	63,618,907
3,109,612	CMS Energy Corp.	66,576,793
921,952	Dominion Resources, Inc.	46,530,917
1,166,930	National Grid PLC (United Kingdom), ADR	59,735,147
2,641,013	NiSource, Inc.	63,384,312
868,064	OGE Energy Corp.(a)	45,555,999
1,592,425	Public Service Enterprise Group, Inc.	49,014,842
646,091	Sempra Energy(a)	38,274,431
1,025,261	Wisconsin Energy Corp.	34,940,895
2,492,121	Xcel Energy, Inc.	66,016,285

		577,256,328

Oil, Gas & Consumable Fuels — 20.8%
559,184	Cameco Corp. (Canada)	13,733,559
4,629,032	Cheniere Energy, Inc.*(a)	69,620,641
978,987	Consol Energy, Inc.	35,067,314
619,428	Copano Energy LLC	23,030,333
907,292	Enbridge, Inc. (Canada)	34,991,422
2,111,402	Energy Transfer Equity LP(a)	91,824,873
591,798	Golar LNG Ltd. (Bermuda)	25,133,661
508,488	Marathon Petroleum Corp.	21,127,677
593,036	Pacific Rubiales Energy Corp. (Canada)	17,219,591
1,727,403	Targa Resources Corp.	76,748,515
813,020	TransCanada Corp. (Canada)	35,800,982
3,349,226	Williams Cos., Inc. (The)(a)	100,074,873
481,568	Williams Partners LP(a)	29,958,345

		574,331,786

Real Estate Investment Trusts — 3.2%
763,513	American Tower Corp.	47,780,644
552,945	Digital Realty Trust, Inc.(a)	40,088,512

		87,869,156

Road & Rail — 1.8%
464,474	Union Pacific Corp.	51,208,258

Transportation Infrastructure — 1.3%
198,764	CCR SA (Brazil)(b)	1,583,399
4,156,400	CCR SA (Brazil), 144A(b)	33,110,818

		34,694,217

Wireless Telecommunication Services — 2.7%
863,624	Crown Castle International Corp.*	44,744,360
1,650,764	NII Holdings, Inc.*	29,515,660

		74,260,020

	TOTAL COMMON STOCKS (cost $2,243,248,320)	2,736,679,234

PREFERRED STOCK — 0.5%
Electric Utilities
226,100	Great Plains Energy, Inc., CVT, 12.00% (cost $11,305,000)	13,570,522

Units
WARRANT(d)
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., Private Placement, expiring 04/20/12 (original cost $0; purchased 04/23/07)*(b)(c)	—

	TOTAL LONG-TERM INVESTMENTS (cost $2,254,553,320)	2,750,249,756

Shares
SHORT-TERM INVESTMENT — 11.1%
Affiliated Money Market Mutual Fund
306,295,634	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $306,295,634; includes $271,403,996 of cash collateral received for securities on loan)(e)(f)	306,295,634

	TOTAL INVESTMENTS — 110.6% (cost $2,560,848,954)(g)	3,056,545,390
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.6%)	(292,166,527)

	NET ASSETS — 100.0%	$2,764,378,863

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $264,326,021; cash collateral of $271,403,996 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the original cost of such security is $0. The value of $0 is 0.0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2012.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,505,276,409	$696,354,771	$(145,085,790)	$551,268,981

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,736,679,234	$—	$—
Preferred Stock	13,570,522	—	—
Warrant	—	—	—	(a)
Affiliated Money Market Mutual Fund	306,295,634	—	—

Total	$3,056,545,390	$—	$—

(a)	As of February 29, 2012, the Fund held one Warrant in the portfolio, which was fair valued at zero.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 29, 2012 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in open-end, non-exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     April 23, 2012

*	Print the name and title of each signing officer under his or her signature.